Statements Of Consolidated Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statements Of Consolidated Comprehensive Income [Abstract]
Net income	$ 713	$ 651	$ 545
Other comprehensive income (loss):
Cash flow hedges – derivative value net gain (loss) recognized in net income (net of tax expense (benefit) of ($5), $- and $1) (Notes 1 and 8)	(21)	2	2
Defined benefit pension plans (net of tax expense of $-, $- and $45) (Note 9)	9	27	(65)
Total other comprehensive income (loss)	(12)	29	(63)
Comprehensive income	$ 701	$ 680	$ 482